Derivatives (Derivative Assets and Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	$ 434	$ 407
Derivative Asset, Collateral, Obligation to Return Cash, Offset	(181)	(131)
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	491	606
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	(181)	(131)
Current Derivative Assets or Liabilities [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Total	141	145
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Total	227	325
Long term derivative assets or liabilities [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Total	112	131
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Total	83	150
Cash Flow Hedging [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	7	10
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	7	27
Cash Flow Hedging [Member] | Power swaps [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	5	10
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	2	5
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	2	0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	5	22
Regulatory Deferral Hedge [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	195	239
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	28	22
Regulatory Deferral Hedge [Member] | Power swaps [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	5	7
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	3	4
Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	32	106
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	4	0
Regulatory Deferral Hedge [Member] | Derivative instrument whose primary underlying risk is tied to commodity prices for coal purchases.
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	137	83
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	10	9
Regulatory Deferral Hedge [Member] | Natural gas purchases and sales [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	6	33
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	7	2
Regulatory Deferral Hedge [Member] | Heavy fuel oil purchases [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	15	10
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	4	7
Held for Trading Hedge [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	230	158
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	456	555
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	125	47
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	162	71
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	105	111
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	294	484
Other Derivatives Hedge [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	2	0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	0	2
Other Derivatives Hedge [Member] | Foreign Exchange Forward [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	0	1
Other Derivatives Hedge [Member] | Interest Rate Swap [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	2	0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	0	1
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Collateral, Obligation to Return Cash, Offset	(14)	(10)
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	(14)	(10)
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Collateral, Obligation to Return Cash, Offset	(167)	(121)
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	$ (167)	$ (121)